Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
ETFB Green SRI REITs E
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETFB Green SRI REITs ETF NAV
Average Annual Return, Percent	27.51%	(4.44%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	8.58%